WEIGHTED AVERAGE UNITS	12 Months Ended
Dec. 31, 2016
WEIGHTED AVERAGE UNITS
WEIGHTED AVERAGE UNITS

7.             WEIGHTED AVERAGE UNITS

The weighted average number of Units outstanding for each Class is computed for purposes of disclosing net income (loss) per weighted average Unit. The weighted average number of Units outstanding for each Class for the years ended December 31, 2016, 2015 and 2014 equals the Units outstanding as of such date, adjusted proportionately for Units sold or redeemed based on the respective length of time each was outstanding during the year.